Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year		$ 173,781	$ 986,374	$ 2,092,772
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment		(732,673)	(9,108)	1,253
Currency translation adjustment from participation in non-consolidated companies	[1]	(91,110)	980,884	41,455
Changes in fair value of financial instruments at fair value through other comprehensive income	[2]	602,889	(554,737)	29,121
Income tax related to financial instruments at fair value		28,968	(46,859)	(11,045)
Changes in the fair value of derivatives classified as cash flow hedges	[3]	(76,039)	22,721	60
Income tax relating to cash flow hedges		22,847	(6,824)	(20)
Other		(875)	(300)	1,705
Other comprehensive income items from participation in non-consolidated companies		0	0	159
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of post employment benefit obligations		775	(52,127)	24,567
Income tax relating to remeasurement of post employment benefit obligations		6,052	4,829	(6,994)
Remeasurement of post employment benefit obligations from participation in non-consolidated companies		284	6,013	6,862
Other comprehensive (loss) income for the year, net of tax		(238,882)	344,492	87,123
Total comprehensive (loss) income for the year		(65,101)	1,330,866	2,179,895
Attributable to:
Owners of the parent		158,145	1,141,928	1,841,194
Non-controlling interest		$ (223,246)	$ 188,938	$ 338,701

[1]	See note 3 (c).
[2]	See note 18.
[3]	See note 22.